Trade and other receivables - Factoring facility (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Jan. 31, 2023
Trade and other receivables.
Maximum limit under the facility for the revolving sale of receivables				$ 100
Total amount of receivables sold to the financial institution	$ 0	$ 0
Amount of factoring service provider drew			$ 3